Share-Based Compensation (Details) - Schedule of Fair Value of the Options Measured - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
OneYear Vesting Period [Member] | Equity Incentive Plan 2023 [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of the Options Measured [Line Items]
Fair value at grant date	[1]	USD 1.72 (2 year vesting) 1) USD 1.96 (3 year vesting) 1)
Share price at grant date		USD 2.92
Exercise price		USD 2.92
Expected volatility		108.87%
Expected life		2 and 3 years
Expected dividends
Risk-free interest rate		4.90%
OneYear Vesting Period [Member] | Equity Incentive Plan 2022 [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of the Options Measured [Line Items]
Fair value at grant date	[2]		USD 132.88 (1 year vesting) 2) USD 175.2 (2 year vesting) 2) USD 212.08 (3 year vesting) 2)
Share price at grant date			USD 356
Exercise price			USD 415.60
Expected volatility			99.10%
Expected life			1, 2 and 3 years
Expected dividends
Risk-free interest rate			2.87%
Two Year Vesting Period [Member] | Equity Incentive Plan 2023 [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of the Options Measured [Line Items]
Fair value at grant date	[2]	USD 6.674 (1 year vesting) 2) USD 10.918 (2 year vesting) 2) USD 12.82 (3 year vesting) 2)
Share price at grant date		USD 19.2
Exercise price		USD 19.2
Expected volatility		111.23%
Expected life		1, 2 and 3 years
Expected dividends
Risk-free interest rate		4.37%
Two Year Vesting Period [Member] | Equity Incentive Plan 2022 [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of the Options Measured [Line Items]
Fair value at grant date	[1]		USD 86.94 (2 year vesting) 1) USD 100.22 (3 year vesting) 1)
Share price at grant date			USD 149.6
Exercise price			USD 127.06
Expected volatility			100.20%
Expected life			2 and 3 years
Expected dividends
Risk-free interest rate			4.45%

[1]	October grants for the respective year
[2]	April grants for the respective year